Finance Costs - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Finance costs paid	[1]	$ (50.0)	$ (26.0)	$ (29.5)
Credit Facility
Disclosure of detailed information about borrowings [line items]
Finance costs paid		(50.0)	(26.0)
Payment of debt issuance costs		$ 0.8	$ 3.6	$ 0.6

[1]	Finance costs paid include debt issuance costs paid of $0.8 in 2022 (2021— $3.6; 2020 — $0.6).